VESSELS AND EQUIPMENT, NET (Table)	6 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Summary Rollforward of Vessels and Equipment

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2015	1,540,559	(52,354)	1,488,205
Additions	38	—
Disposals	(46,127)	—
Transfer from newbuildings	353,002	—
Depreciation	—	(30,305)
Balance at June 30, 2016	1,847,472	(82,659)	1,764,813